Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Central Index Key	dei_EntityCentralIndexKey	0001329954
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2018
Prospectus Date	rr_ProspectusDate	Nov. 12, 2018